As filed with the Securities and Exchange Commission on October 30, 2006


                                            1933 Act Registration No. 333-135371
                                             1940 Act Registration No. 811-21913

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

Pre-Effective Amendment No. 2                                                [X]

Post-Effective Amendment No.                                                 [ ]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                           [ ]

Amendment No. 2                                                              [X]

                             BHR Institutional Funds
               (Exact name of registrant as specified in Charter)

                            1160 West Swedesford Road
                                    Suite 140
                                Berwyn, PA 19312
              (Address of Principal Executive Offices and Zip Code)

                                  610-585-6587
              (Registrant's Telephone Number, including Area Code)

                                   Brian Ferko
                              BHR Fund Advisors, LP
                            1160 West Swedesford Road
                                    Suite 140
                                Berwyn, PA 19312
                     (Name and Address of Agent for Service)

                                    Copy to:

                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                     Philadelphia, Pennsylvania, 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                             BHR INSTITUTIONAL FUNDS

                                   PROSPECTUS
                              ____________ __, 2006

                              ARK MIDCAP VALUE FUND
                          ARK CONCENTRATED GROWTH FUND
                            ARK LARGE CAP GROWTH FUND

                              INSTITUTIONAL SHARES


                               INVESTMENT ADVISER:
                              BHR FUND ADVISORS, LP

             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
               OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE
                 ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The Ark Midcap Value Fund (the "Midcap Value Fund"), the Ark Concentrated Growth Fund ("Concentrated Growth Fund") and the Ark Large Cap Growth Fund ("Large Cap Growth Fund") (each a "Fund" and together the "Funds") are separate series of BHR Institutional Funds ( the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about Institutional Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Funds, please see:

                                                                      PAGE
     MIDCAP VALUE FUND................................................3
     CONCENTRATED GROWTH FUND.........................................6
     LARGE CAP GROWTH FUND............................................9
     MORE INFORMATION ABOUT RISK......................................12
     MORE INFORMATION ABOUT FUND INVESTMENTS..........................12
     INFORMATION ABOUT PORTFOLIO HOLDINGS.............................13
     INVESTMENT ADVISER...............................................13
     INVESTMENT TEAM..................................................14
     PERFORMANCE OF COMPARABLE ACCOUNT................................16
     PURCHASING, SELLING AND EXCHANGING FUND SHARES...................19
     OTHER POLICIES...................................................23
     DIVIDENDS AND DISTRIBUTIONS......................................25
     TAXES............................................................25
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         BHR INSTITUTIONAL FUNDS......................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has an investment goal and strategies for reaching that goal. The investment adviser (the "Adviser") and each sub-adviser (each a "Sub-Adviser") invest each Fund's assets in a way that they believe will help the Fund achieve its objective.

However, investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment adviser or a sub-adviser does, you could lose all or some of your investment in a Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

ARK MIDCAP VALUE FUND

FUND SUMMARY

------------------------------------------------------- -----------------------------------------------------
FUND NUMBER                                             0101
------------------------------------------------------- -----------------------------------------------------
CUSIP NUMBER                                            054964101
------------------------------------------------------- -----------------------------------------------------
INVESTMENT GOAL                                         Seeks capital appreciation
------------------------------------------------------- -----------------------------------------------------
INVESTMENT FOCUS                                        Midcap U.S. common stocks
------------------------------------------------------- -----------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                           A disciplined  systematic  approach for investing in
                                                        mid capitalization issues
------------------------------------------------------- -----------------------------------------------------
INVESTOR PROFILE                                        Investors seeking long term growth of capital who
                                                        can withstand the share price volatility of equity
                                                        investing with a focus on midcap companies.

------------------------------------------------------- -----------------------------------------------------

INVESTMENT STRATEGY

The Ark Midcap Value Fund invests, under normal market conditions, at least 80% of its net assets in common stocks and other equity securities of U.S. companies with mid capitalizations that the Fund's Sub-Adviser, Ark Asset Management Co., Inc. ("Ark"), believes offer attractive value relative to the market and peers. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For the purposes of this Fund, midcap companies are defined as companies within the range of the capitalization of companies constituting the Russell Midcap Index. As of September 30, 2006, the capitalization range of the Russell Midcap Index was between approximately $1.2 billion and $16.9 billion. These securities may be traded over the counter or listed on an exchange.

Ark believes that, within the midcap universe of stocks, incremental returns can be achieved by combining a disciplined quantitative approach with traditional fundamental analysis. When selecting investments for the Fund, Ark first screens a broad universe of approximately 2000 stocks to identify those companies with a market capitalization between $2 billion and $20 billion, a minimum of three years of trading history and research coverage by at least five analysts. Ark evaluates companies in the resulting universe using a series of proprietary quantitative investment models which focus on earnings, book value and cash flow to determine the relative attractiveness of each stock. Finally, Ark focuses on companies ranked in the top 20% and performs detailed fundamental analysis to construct a diversified portfolio of what it believes are the most attractive companies. Companies that fall to the bottom 40% of the universe may be considered as candidates for sale.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is also subject to the risk that midcap stocks may underperform other segments of the equity market or the equity market as a whole.

The mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these midcap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Fund to underperform funds that also seek long-term total return but use different approaches to the security selection process. The out-of-favor and undervalued companies in which the Fund invests may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth oriented companies.

This Fund should only be purchased by investors seeking long-term total return who can withstand the share price volatility of equity investing.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information. The Fund intends to compare its performance to the Russell Midcap Index. The Russell Midcap Index measures the performance of 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------ ------------------------------------
                                                              INSTITUTIONAL SHARES
------------------------------------------------------ ------------------------------------
Management Fees                                                       0.79%
------------------------------------------------------ ------------------------------------
Distribution and Service (12b-1) Fees                                 None
------------------------------------------------------ ------------------------------------
Other Expenses*                                                       0.51%
------------------------------------------------------ ------------------------------------
Total Annual Operating Expenses                                       1.30%
------------------------------------------------------ ------------------------------------
Fee Waivers and Reimbursements**                                      0.31%
------------------------------------------------------ ------------------------------------
Net Total Annual Operating Expenses                                   0.99%
------------------------------------------------------ ------------------------------------



*    Other Expenses are estimates for the current year.

** The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Operating Expenses from exceeding 0.99% for a period of three years from the date of this prospectus. If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements.

For more information about Investment Management Fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

---------------------------------------- ------------------------------------- -----------------------------
                                                        1 YEAR                           3 YEARS
---------------------------------------- ------------------------------------- -----------------------------
         INSTITUTIONAL SHARES                            $101                              $315
---------------------------------------- ------------------------------------- -----------------------------

ARK CONCENTRATED GROWTH FUND

FUND SUMMARY


------------------------------------------------------- -----------------------------------------------------
FUND NUMBER                                             0102

------------------------------------------------------- -----------------------------------------------------
CUSIP NUMBER                                            054964200

------------------------------------------------------- -----------------------------------------------------
INVESTMENT GOAL                                         Seeks capital appreciation

------------------------------------------------------- -----------------------------------------------------
INVESTMENT FOCUS                                        Large capitalization U.S. common stocks with growth
                                                        characteristics

------------------------------------------------------- -----------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                           A concentrated portfolio of companies the sub-
                                                        adviser believes will be beneficiaries of change
                                                        and are likely to exceed investors' expectations.

------------------------------------------------------- -----------------------------------------------------
INVESTOR PROFILE                                        Investors seeking long term growth of capital who
                                                        can withstand the share price volatility of equity
                                                        investing with a focus on large capitalization
                                                        companies.

------------------------------------------------------- -----------------------------------------------------


INVESTMENT STRATEGY

The Ark Concentrated Growth Fund invests, under normal market conditions, at least 80% of its net assets in U.S. common stocks and other equity securities of large capitalization companies that the Fund's Sub-Adviser, Ark, believes will be beneficiaries of change and are likely to exceed investor expectations. For the purposes of this Fund, large capitalization companies are defined as companies within the range of the capitalization of companies constituting the Russell 1000 Growth Index. As of September 30, 2006, the capitalization range of the Russell 1000 Growth Index was between approximately $1.2 billion and $46 billion. The Fund will typically hold between 25 and 35 stocks. These securities may be traded over the counter or listed on an exchange.

When selecting investments for the Fund, Ark's investment process focuses on the early identification of fundamental change that they expect to impact business prospects for specific industries and companies. Examples of such change may include: new market opportunities, new products, corporate restructurings, regulatory changes and advancements in technology. To execute their process, Ark builds an initial investment universe of approximately 400 large capitalization stocks with growth characteristics. Ark then conducts intensive primary research to identify fundamental change and to determine which specific companies are positioned to benefit most from that change. Ark compares the results of their research to the expectations of the broader market and constructs a diversified portfolio of companies that they believe are most likely to exceed investor expectations by significant margins. Companies may be considered as candidates for sale if change does not occur as anticipated, if the fundamental prospects for the company deteriorate or if the expectations for change are not reflected in the stock price over time.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide long-term capital appreciation, which has the potential for price volatility associated with owning equity securities.

Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is subject to the risk that its primary market segment, investments in larger, growing companies, may underperform other market segments or the equity markets as a whole.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends often have lesser stock price declines during market downturns.

The Fund is subject to the risk that large capitalization growth stocks may underperform other types of stocks or the equity markets as a whole. Moreover, the Sub-Adviser's approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Fund invests in a limited number of securities, typically 25 to 35 stocks. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information. The Fund intends to compare its performance to the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of companies within the Russell 1000 Index with higher price to book ratios and higher forecasted growth values.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------ -------------------------
                                                         INSTITUTIONAL SHARES
------------------------------------------------------ -------------------------
Management Fees                                                 0.65%
------------------------------------------------------ -------------------------
Distribution and Service (12b-1) Fees                            None
------------------------------------------------------ -------------------------
Other Expenses*                                                 0.51%
------------------------------------------------------ -------------------------
Total Annual Operating Expenses**                               1.16%
------------------------------------------------------ -------------------------
Fee Waivers and Reimbursements                                  0.31%
------------------------------------------------------ -------------------------
Net Total Annual Operating Expenses                             0.85%
------------------------------------------------------ -------------------------


*    Other Expenses are estimated.

** The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Operating Expenses from exceeding 0.85% for a period of three years from the date of this prospectus. If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements.

For more information about Investment Management Fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

---------------------------------------- ------------------------------------- -----------------------------
                                                        1 YEAR                           3 YEARS
---------------------------------------- ------------------------------------- -----------------------------
         INSTITUTIONAL SHARES                            $87                               $271
---------------------------------------- ------------------------------------- -----------------------------

ARK LARGE CAP GROWTH FUND

FUND SUMMARY


------------------------------------------------------- -----------------------------------------------------
FUND NUMBER                                             0103
------------------------------------------------------- -----------------------------------------------------
CUSIP NUMBER                                            054964309
------------------------------------------------------- -----------------------------------------------------
INVESTMENT GOAL                                         Seeks capital appreciation
------------------------------------------------------- -----------------------------------------------------
INVESTMENT FOCUS                                        Large cap U.S. common stocks
------------------------------------------------------- -----------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                           Attempts to identify large capitalization companies
                                                        with growth potential.

------------------------------------------------------- -----------------------------------------------------
INVESTOR PROFILE                                        Investors seeking long term growth of capital who
                                                        can withstand the share price volatility of equity
                                                        investing with a focus on large cap companies.
------------------------------------------------------- -----------------------------------------------------


INVESTMENT STRATEGY

The Ark Large Cap Growth Fund invests, under normal market conditions, at least 80% of its net assets in U.S. common stocks and other equity securities of large capitalization companies that the Fund's Sub-Adviser, Ark, believes will be beneficiaries of change and are likely to exceed investor expectations. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For the purposes of this Fund, large capitalization companies are defined as companies within the range of the capitalization of companies constituting the Russell 1000 Growth Index. As of September 30, 2006, the capitalization range of the Russell 1000 Growth Index was between approximately $1.2 billion and $46 billion. The Fund will normally invest in securities of companies with market capitalizations of greater than $3 billion at the time of investment. These securities may be traded over the counter or listed on an exchange.

When selecting investments for the Fund, Ark's investment process focuses on the early identification of fundamental change that they expect to impact business prospects for specific industries and companies. Examples of such change may include: new market opportunities, new products, corporate restructurings, regulatory changes and advancements in technology. To execute their process, Ark builds an initial investment universe of approximately 400 large capitalization stocks with growth characteristics. Ark then conducts intensive primary research to identify fundamental change and to determine which specific companies are positioned to benefit most from that change. Ark compares the results of their research to the expectations of the broader market and constructs a diversified portfolio of companies that they believe are likely to exceed investor expectations. Companies may be considered as candidates for sale if change does not occur as anticipated, if the fundamental prospects for the company deteriorate or if the expectations for change are not reflected in the stock price over time.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment, investments in larger, growing companies, may underperform market segments or the equities markets as a whole. Moreover, the Sub-Adviser's approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends often have lesser stock price declines during market downturns.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information. The Fund intends to compare its performance to the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of companies within the Russell 1000 Index with higher price to book ratios and higher forecasted growth values.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------ -------------------------
                                                         INSTITUTIONAL SHARES
------------------------------------------------------ -------------------------
Management Fees                                                 0.59%
------------------------------------------------------ -------------------------
Distribution and Service (12b-1) Fees                            None
------------------------------------------------------ -------------------------
Other Expenses*                                                 0.51 %
------------------------------------------------------ -------------------------
Total Annual Operating Expenses**                               1.10%
------------------------------------------------------ -------------------------
Fee Waivers and Reimbursements                                  0.31%
------------------------------------------------------ -------------------------
Net Total Annual Operating Expenses                             0.79%
------------------------------------------------------ -------------------------


*    Other Expenses are estimated.

** The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Operating Expense from exceeding 0.79% for a period of three years from the date of this prospectus. If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements.

For more information about Investment Management Fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

---------------------------------------- ------------------------------------- -----------------------------
                                                        1 YEAR                           3 YEARS
---------------------------------------- ------------------------------------- -----------------------------
         INSTITUTIONAL SHARES                            $81                               $252
---------------------------------------- ------------------------------------- -----------------------------

PORTFOLIO COMPOSITION

Each Fund has a policy to invest, under normal circumstances, at least 80% of the value of its "assets" in certain types of investments suggested by its name (the "80% Policy"). For purposes of these 80% Policies, the term "assets" means net assets plus the amount of borrowings for investment purposes. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

MORE INFORMATION ABOUT RISK

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

CHANGE IN MARKET CAPITALIZATION - A Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for a Fund at the time of purchase later falls outside the range, which is most likely to happen because of market growth or depreciation, the Fund may continue to hold the security if, in the Sub-Adviser's judgment, the security remains otherwise consistent with the Fund's investment objective and strategies. However, this change could affect the Fund's flexibility in making new investments (see "Portfolio Composition" on page 12).

PORTFOLIO TURNOVER - Each Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser and/or Sub-Adviser determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser's or Sub-Adviser's control. These transactions will increase a Fund's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during a given period. High turnover rates generally result in higher brokerage costs to the Fund and may result in higher net taxable gain for shareholders, and may reduce the Fund's returns.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of a Fund, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If a Fund invests in this manner, it may not achieve its investment objective.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information and on the Funds' website at www.BHRfunds.com

INVESTMENT ADVISER

BHR Fund Advisors, LP (the "Adviser" or "BHR") serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 1160 West Swedesford Road, Suite 140, Berwyn PA 19312. The Adviser is a newly formed entity. Subject to the Board of Trustees' supervision, as the Funds' Adviser, BHR continuously reviews, supervises and administers the Funds' investment programs. BHR also ensures compliance with the Funds' investment policies and guidelines. For its services, the Adviser is entitled to a fee, as set forth in the table below, which is calculated daily and paid monthly based on the average daily net assets of the Ark Midcap Value Fund, Ark Concentrated Growth Fund and Ark Large Cap Growth Fund, respectively. The Adviser has contractually agreed for a period of three years from the date of this prospectus to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses for the Institutional Shares of the Ark Midcap Value Fund, Ark Concentrated Growth Fund and Ark Large Cap Growth Fund from exceeding 0.99%, 0.85% and 0.79% of average daily net assets, respectively. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 0.99%, 0.85% and 0.79% for the Institutional Shares of the Ark Midcap Value Fund, Ark Concentrated Growth Fund and Ark Large Cap Growth Fund, to recapture any of its prior waivers or reimbursements.

As investment adviser to the Funds, BHR has the ultimate responsibility over any Sub-Adviser and is responsible for the investment performance of the Funds.

---------------------------------------- -------------------------------------- --------------------------------------
Fund                                                Management Fee               Total Annual Operating Expenses Cap
---------------------------------------- -------------------------------------- --------------------------------------
Ark Midcap Value Fund                                    0.79%                                  0.99%
---------------------------------------- -------------------------------------- --------------------------------------
Ark Concentrated Growth Fund                             0.65%                                  0.85%
---------------------------------------- -------------------------------------- --------------------------------------
Ark Large Cap Growth Fund                                0.59%                                  0.79%
---------------------------------------- -------------------------------------- --------------------------------------


INVESTMENT SUB-ADVISERS

Ark serves as Sub-Adviser to the Funds. As Sub-Adviser, Ark makes investment decisions for the Funds and also ensures compliance with the Funds' investment policies and guidelines. As of September 30, 2006, Ark had approximately $15.9 billion in assets under management.

For its services as investment Sub-Adviser to the Funds, Ark is entitled to receive investment sub-advisory fees from BHR at an annualized rate, calculated daily based on the average daily net assets of each Fund and paid monthly, as set forth below:

---------------------- --------------------------
Name of Portfolio      Sub-Advisory Fee
---------------------- --------------------------
Ark Midcap Value       0.25% on the first
                       $100,000,000
                       0.40% on the next
                       $100,000,000
                       0.55% on the next
                       100,000,000
                       0.62% on the Balance
---------------------- --------------------------
Ark Concentrated       0.10% on the first
Growth Fund            $100,000,000
                       0.30% on the next
                       $100,000,000
                       0.45% on the next
                       $300,000,000
                       0.50% on the Balance
---------------------- --------------------------
Large Cap Growth Fund  0.10% on the first
                       $100,000,000
                       0.25% on the next
                       $100,000,000
                       0.40% on the next
                       $300,000,000
                       0.45% on the Balance
---------------------- --------------------------

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement and sub-advisory agreement will be available in the Fund's semi-annual report to shareholders for the period ending March 31, 2007.


INVESTMENT TEAM

The Ark Midcap Value Fund is managed by a team of investment professionals headed by William G. Charcalis. The Ark Concentrated Growth Fund is managed by a team of investment professionals headed by Joel C. Kurth. The Ark Large Cap Growth Fund is managed by a team of investment professionals headed by Joel C. Kurth. Although Mr. Charcalis and Mr. Kurth are primarily responsible for making investment decisions for the Midcap Value, Concentrated Growth and Large Cap Growth Fund, respectively, all of the members of the investment team listed below, regardless of title, play an integral part in generating investment ideas and are involved in making securities recommendations for the Funds. The members of the Funds' management team include:

MIDCAP VALUE TEAM

William G. Charcalis - Managing Director
B.S., University of Southern California 1981
Managing Director, Ark Asset Management Co., Inc. 1997-Present Senior Manager, Ark Asset Management Co., Inc. 1994-1997 Portfolio Manager, Equities, IBM Retirement Funds 1989-1994 Senior Analyst, IBM Retirement Funds 1987-1989
Analyst, IBM Corporation 1985-1987
Investment Analyst, Chubb Securities Corporation 1984-1985

Coleman M. Brandt - Vice Chairman
B.S., Philadelphia College of Textile & Science 1957
M.B.A. Harvard Graduate School of Business Administration 1959
Vice Chairman, Ark Asset Management Co., Inc. 1989-Present
President, Lehman Management Co., Inc. 1985-1989
Chairman of the Investment Policy Committee, Lehman Management Co., Inc.
1984-1985
Executive Vice President and Director, Lehman Management Co., Inc. 1978-1984 Senior Portfolio Manager, Lehman Management Co., Inc. 1975-1978
Manager, Investment Management Group, Abraham & Co. 1970-1975
General Partner & Money Manager, Delphi Associates 1968-1970
Manager of Investments, International Telephone and Telegraph 1965-1968

M. Doyle Lyons, CFA - Managing Director B.B.A., University of Wisconsin 1976 M.S., University of Wisconsin Graduate School of Business 1977
Managing Director, Ark Asset Management Co., Inc. 2004-Present
Senior Manager, Ark Asset Management Co., Inc. 2003-2004
Senior Analyst, Schroder Investment Management Co. 2001-2002
Senior Analyst and Portfolio Manager, Merrill Lynch Asset Management 1994-2000 Manager Corporate Strategy, Merrill Lynch & Co., Inc. 1990-1994
Vice President Equity Research Division, Merrill Lynch & Co., Inc. 1986-1990 Vice President and Manager, Treasurer's Office and CFO Group 1981-1986 Associate, Investment Banking, Merrill Lynch & Co., Inc. 1977-1981



LARGE CAP GROWTH AND CONCENTRATED GROWTH TEAM

Joel C. Kurth, CFA
Managing Director - Energy, Financials
B.B.A., University of Wisconsin 1994
Applied Security Analysis Program 1993-1994
M.S., University of Wisconsin 1995
Member of New York Society of Security Analysts and CFA Institute
Managing Director, Ark Asset Management Co., Inc. 2000-Present
Senior Manager, Ark Asset Management Co., Inc. 1998-2000
Securities Analyst, Columbus Circle Investors 1995-1998

Nancy A. Peretz
Managing Director - Consumer
B.A., Princeton University 1988
M.B.A., Harvard Business School 1994
Managing Director, Ark Asset Management Co., Inc.  2001-Present
Senior Manager, Ark Asset Management Co., Inc. 2000-2001
Vice President, Institutional Sales, Chase H&Q 1995-2000
Associate, SCF Partners 1994-1995
Senior Financial Analyst, Jones Lang Wootton Realty Advisors 1990-1991 Financial Analyst, Goldman, Sachs & Co. 1988-1990

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

PERFORMANCE OF COMPARABLE ACCOUNT

Ark has substantial experience in managing other accounts with substantially similar investment objectives, policies, and principal investment strategies as the Ark Midcap Value Fund, Ark Concentrated Growth Fund and Ark Large Cap Growth Fund. The tables below are designed to show you how composites of all similar midcap value, concentrated growth and large cap growth equity accounts managed by Ark performed over various periods in the past. In each case, the accounts comprising the composite have investment objectives, policies and principal strategies that are substantially similar to those of the Portfolio. This performance history is net of all fees charged to investors in the accounts constituting the composites. The returns of the indices assume all dividends and distributions have been reinvested.


ARK MIDCAP VALUE FUND

AVERAGE ANNUAL RETURNS (PERIODS ENDING 9/30/06)

-------------------------------------------------- ------------------------------------ ---------------------
                                                              MIDCAP VALUE                 RUSSELL MIDCAP
                                                                COMPOSITE                      INDEX
-------------------------------------------------- ------------------------------------ ---------------------
Year to Date                                                      3.63%                        7.06%
-------------------------------------------------- ------------------------------------ ---------------------
1 Year Annual Return                                              5.96%                        9.57%
-------------------------------------------------- ------------------------------------ ---------------------
3 Year Average Annual Return                                     16.52%                        18.22%
-------------------------------------------------- ------------------------------------ ---------------------
5 Year Average Annual Return                                     15.90%                        14.81%
-------------------------------------------------- ------------------------------------ ---------------------
Since Inception (1/1/99)                                         12.77%                        9.74%
-------------------------------------------------- ------------------------------------ ---------------------







AVERAGE ANNUAL RETURNS - 1999 TO 2005 (AS OF 12/31)


---------------------------------------- ----------------------------------- --------------------------------
                                                    MIDCAP VALUE                     RUSSELL MIDCAP
                                                     COMPOSITE                            INDEX
---------------------------------------- ----------------------------------- --------------------------------
2005                                                   10.96%                            12.65%
---------------------------------------- ----------------------------------- --------------------------------
2004                                                   19.70%                            20.22%
---------------------------------------- ----------------------------------- --------------------------------
2003                                                   41.93%                            40.06%
---------------------------------------- ----------------------------------- --------------------------------
2002                                                   -9.48%                            -16.18%
---------------------------------------- ----------------------------------- --------------------------------
2001                                                   14.17%                            -5.62%
---------------------------------------- ----------------------------------- --------------------------------
2000                                                   20.08%                             8.25%
---------------------------------------- ----------------------------------- --------------------------------
1999                                                   4.70%                             18.23%
---------------------------------------- ----------------------------------- --------------------------------

ARK CONCENTRATED GROWTH FUND

AVERAGE ANNUAL RETURNS (PERIODS ENDING 9/30/06)

-------------------------------------------------- ------------------------------------ ---------------------
                                                           CONCENTRATED GROWTH          RUSSELL 1000 GROWTH
                                                                COMPOSITE                      INDEX
-------------------------------------------------- ------------------------------------ ---------------------
Year to Date                                                      0.18%                        2.97%
-------------------------------------------------- ------------------------------------ ---------------------
1 Year Annual Return                                              3.06%                        6.04%
-------------------------------------------------- ------------------------------------ ---------------------
3 Year Average Annual Return                                      8.08%                        8.35%
-------------------------------------------------- ------------------------------------ ---------------------
5 Year Average Annual Return                                      6.77%                        4.42%
-------------------------------------------------- ------------------------------------ ---------------------
Since Inception (7/1/01)                                          2.03%                        0.01%
-------------------------------------------------- ------------------------------------ ---------------------


AVERAGE ANNUAL RETURNS - 2001 TO 2005 (AS OF 12/31)

---------------------------------------- ----------------------------------- --------------------------------
                                                CONCENTRATED GROWTH                  RUSSELL 1000 GROWTH
                                                    COMPOSITE                               INDEX
---------------------------------------- ----------------------------------- --------------------------------
2005                                                   9.00%                              5.26%
---------------------------------------- ----------------------------------- --------------------------------
2004                                                   7.94%                              6.30%
---------------------------------------- ----------------------------------- --------------------------------
2003                                                   31.64%                            29.75%
---------------------------------------- ----------------------------------- --------------------------------
2002                                                  -22.68%                            -27.88%
---------------------------------------- ----------------------------------- --------------------------------
2001 (7/1/01 - 12/31/01)                               -7.38%                            -7.21%
---------------------------------------- ----------------------------------- --------------------------------

ARK LARGE CAP GROWTH FUND

AVERAGE ANNUAL RETURNS (PERIODS ENDING 9/30/06)

-------------------------------------------------- ------------------------------------ ---------------------
                                                            LARGE CAP GROWTH            RUSSELL 1000 GROWTH
                                                                COMPOSITE                      INDEX
-------------------------------------------------- ------------------------------------ ---------------------
Year to Date                                                     -0.84%                        2.97%
-------------------------------------------------- ------------------------------------ ---------------------
1 Year Annual Return                                              0.51%                        6.04%
-------------------------------------------------- ------------------------------------ ---------------------
3 Year Average Annual Return                                      6.29%                        8.35%
-------------------------------------------------- ------------------------------------ ---------------------
5 Year Average Annual Return                                      4.64%                        4.42%
-------------------------------------------------- ------------------------------------ ---------------------
Since Inception (1/2/98)                                          6.85%                        2.39%
-------------------------------------------------- ------------------------------------ ---------------------

AVERAGE ANNUAL RETURNS - 1998 TO 2005 (AS OF 12/31)

---------------------------------------- ----------------------------------- --------------------------------
                                                  LARGE CAP GROWTH                 RUSSELL 1000 GROWTH
                                                     COMPOSITE                            INDEX
---------------------------------------- ----------------------------------- --------------------------------
2005                                                   5.09%                              5.26%
---------------------------------------- ----------------------------------- --------------------------------
2004                                                   6.21%                              6.30%
---------------------------------------- ----------------------------------- --------------------------------
2003                                                   30.02%                            29.75%
---------------------------------------- ----------------------------------- --------------------------------
2002                                                  -24.88%                            -27.88%
---------------------------------------- ----------------------------------- --------------------------------
2001                                                  -15.60%                            -20.42%
---------------------------------------- ----------------------------------- --------------------------------
2000                                                  -11.44%                            -22.42%
---------------------------------------- ----------------------------------- --------------------------------
1999                                                   50.32%                            33.16%
---------------------------------------- ----------------------------------- --------------------------------
1998 (1/2/98 - 12/31/98)                               46.93%                            38.71%
---------------------------------------- ----------------------------------- --------------------------------


THIS INFORMATION IS DESIGNED TO DEMONSTRATE THE HISTORICAL TRACK RECORD OF ARK. IT DOES NOT INDICATE HOW THE BHR FUNDS HAVE PERFORMED OR WILL PERFORM IN THE FUTURE. PERFORMANCE WILL VARY BASED ON MANY FACTORS, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND THE FUND'S EXPENSES.

THE ARK COMPOSITES INCLUDE ACCOUNTS MANAGED BY ARK THAT PAY LOWER EXPENSES THAN THOSE PAID BY SHAREHOLDERS OF THE BHR FUNDS. HIGHER EXPENSES REDUCE RETURNS TO INVESTORS. THE USE OF THE FUNDS' EXPENSE STRUCTURE WOULD HAVE LOWERED THE PERFORMANCE RESULTS. ACCOUNTS CONTAINED IN THE COMPOSITE ALSO MAY NOT BE SUBJECT TO THE DIVERSIFICATION RULES, TAX RESTRICTIONS AND INVESTMENT LIMITS UNDER THE INVESTMENT COMPANY ACT OF 1940 OR SUBCHAPTER M OF THE INTERNAL REVENUE CODE WHICH WOULD HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS. THE AGGREGATE RETURNS OF THE COMPOSITE MAY NOT REFLECT THE RETURNS OF ANY PARTICULAR ACCOUNT OF ARK. THE RETURNS OF THE COMPOSITE WERE NOT CALCULATED USING SEC STANDARD METHODOLOGY. INSTEAD, THE RETURNS WERE CALCULATED USING GLOBAL INVESTMENT PERFORMANCE STANDARDS.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange BHR Fund Shares.

Institutional Shares of the Fund are for certain individual investors and institutional investors investing for their own or their customers' accounts.


HOW TO PURCHASE FUND SHARES

To purchase Institutional shares directly from the Funds, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. There are no sales charges when you purchase shares of the BHR Institutional Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Funds do not accept purchases made by third-party or credit card checks.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on short-term trading, see "Market Timing Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

REGULAR MAIL ADDRESS

BHR Institutional Funds
C/O PFPC Inc.
P.O. Box 9679 Providence, RI 02940-9679

EXPRESS MAIL ADDRESS

BHR Institutional Funds
C/O PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

BY WIRE

To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account by wire, wire your money using the instructions set forth below (BE SURE TO INCLUDE THE FUND NAME AND YOUR ACCOUNT NUMBER).

WIRING INSTRUCTIONS

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: BHR Institutional Funds
REF: Name of Portfolio
FBO: [Shareholder Name and Account Number]

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order.

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day's NAV, the Funds or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser's name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver's license or passport, and a representative of the Funds may telephone you to verify information you have provided. If you do not provide the required information, or if the Funds' representatives are unable to verify your identity, the Funds reserves the right to close your account or take such other steps as we deem reasonable. If the NYSE closes early - such as on days in advance of certain generally observed holidays - the Funds reserve the right to calculate NAV as of the earlier closing time.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. The Funds calculate their NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Funds invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

MINIMUM PURCHASES

To purchase Institutional Shares of the Fund for the first time, you must invest at least $10,000. There is no minimum for subsequent investments. The Funds may accept investments of smaller amounts at their discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

BY MAIL

REGULAR MAIL ADDRESS

BHR Institutional Funds
C/O PFPC Inc.
P.O. Box 9679
Providence, RI 02940-9679


EXPRESS MAIL ADDRESS

BHR Institutional Funds
C/O PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427


The letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.

If you would like to have your sale proceeds sent to a third party or an address other than your own, please notify the Funds in writing and include a Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient). In addition, you will need to provide a Medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A Medallion Signature Guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Funds (or an authorized broker) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within seven days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Funds may also redeem in kind to discourage short-term trading of shares.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $_______because of redemptions you may be required to sell your shares. The Funds will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Funds directly by mail or telephone by calling 1-888-572-0968.

This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Each Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after a Fund receives your exchange request.

You may exchange Institutional shares of a Fund for Institutional shares of any other BHR Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Funds invest in small/midcap securities that often may trade in lower volumes, frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders. In addition, because frequent trading may cause the Funds to attempt to maintain higher cash positions, changes to the Funds' holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Funds.

The Funds will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

          o Shareholders are restricted from making more than 5 "round trips" into or out of a Fund in any calendar year. If a shareholder exceeds this amount, the Funds may, at their discretion, reject any additional purchase or exchange orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

          o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Purchases and redemptions made through the Funds' Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

CUSTOMER IDENTIFICATION AND VERIFICATION

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your account will be "frozen" with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if they are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on the Funds' record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Fund written notice.

TAXES

DISTRIBUTIONS


Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital gain). In general, the Funds' dividends and distributions will be taxable to you for federal, state and local income tax purposes. Dividends and distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gains of a Fund over net short-term capital losses generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares.



Under current provisions of the Internal Revenue Code (the "Code"), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by a Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. The amount of a Fund's distributions that qualify for this favorable tax treatment will be reduced as a result of the Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund's ex-dividend date.



Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.



A percentage of the Funds' dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. Again, this percentage may, however, be reduced as a result of a Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.



You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as "buying into a dividend."


SALES AND EXCHANGES


You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your shares for shares of another Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAS AND OTHER TAX-QUALIFIED PLANS

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

BACKUP WITHHOLDING

The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to a Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The withholding rate is 28%.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS

A foreign shareholder generally will not be subject to U.S. income or withholding tax in respect of proceeds from or gain on the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund), unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholders is present in the United States for 183 days or more during the taxable year and certain other conditions are met.

For distributions attributable to a Fund's taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders who are not "U.S. persons" (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnership or other non-U.S. investors) generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, regardless of the extent, if any, to which the income or gain is derived from non-U.S. investments of the Fund unless the distributions are effectively connected with a U.S. trade or business of the shareholder.

For distributions attributable to a Fund's taxable year beginning after December 31, 2004 and before January 1, 2008, foreign shareholders will generally not be subject to withholding tax on distributions attributable to "portfolio interest" or short-term capital gains unless (1) the distributions are effectively connected with a U.S. trade or business of the shareholder, or (2) with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met.

Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Fund.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

SUNSET OF TAX PROVISIONS

Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will revert back to a prior version of these provisions in the Code for taxable years beginning after December 31, 2010.

Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MORE INFORMATION IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                             BHR INSTITUTIONAL FUNDS

INVESTMENT ADVISER

BHR Fund Advisors, LP
1160 West Swedesford Road
Suite 140
Berwyn, PA 19312

DISTRIBUTOR

PFPC Distributors, Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the Funds and BHR Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Funds or to make shareholder inquiries:

BY TELEPHONE:     1-800-572-0968

BY MAIL:          BHR Institutional Funds
                  C/O PFPC Inc.
                  P.O. Box 9679
                  Providence, RI 02940-9679


BY INTERNET: THE FUNDS MAKE AVAILABLE THE SAI, ANNUAL REPORT AND SEMI-ANNUAL REPORTS FREE OF CHARGE ON THE FUNDS' WEBSITE AT HTTP://WWW.BHRFUNDS.COM

FROM THE SEC: You can also obtain the SAI, as well as other information about BHR Institutional Funds, from the EDGAR Database on the SEC's website at:
HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

BHR INSTITUTIONAL FUNDS' INVESTMENT COMPANY ACT REGISTRATION NUMBER IS
811-21913.

                       STATEMENT OF ADDITIONAL INFORMATION

                              ARK MIDCAP VALUE FUND
                          ARK CONCENTRATED GROWTH FUND
                            ARK LARGE CAP GROWTH FUND

                    EACH A SERIES OF BHR INSTITUTIONAL FUNDS

                               __________ __, 2006

                               INVESTMENT ADVISER:
                      BHR FUND ADVISORS, LP (THE "ADVISER")

                                  SUB-ADVISER:
               ARK ASSET MANAGEMENT CO., INC. (THE "SUB-ADVISER")


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the BHR Institutional Funds (the "Trust") and the Ark Midcap Value Fund (the "Midcap Value Fund"), Ark Concentrated Growth Fund (the "Concentrated Growth Fund") and Ark Large Cap Growth Fund ("Large Cap Growth Fund") (each, a "Fund" and, together, the "Funds"). This SAI should be read in conjunction with the prospectus dated ______________ __, 2006.

                                TABLE OF CONTENTS


THE TRUST...................................................................S-1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES.............S-1
DESCRIPTION OF PERMITTED INVESTMENTS........................................S-2
INVESTMENT LIMITATIONS.....................................................S-12
THE ADVISER................................................................S-14
THE ADMINISTRATOR..........................................................S-16
THE DISTRIBUTOR............................................................S-17
THE TRANSFER AGENT.........................................................S-17
THE CUSTODIAN..............................................................S-17
INDEPENDENT PUBLIC ACCOUNTING FIRM.........................................S-17
LEGAL COUNSEL..............................................................S-17
TRUSTEES AND OFFICERS OF THE TRUST.........................................S-17
PURCHASING AND REDEEMING SHARES............................................S-20
DETERMINATION OF NET ASSET VALUE...........................................S-21
TAXES......................................................................S-22
FUND TRANSACTIONS..........................................................S-23
PORTFOLIO HOLDINGS.........................................................S-24
DESCRIPTION OF SHARES......................................................S-25
SHAREHOLDER LIABILITY......................................................S-25
LIMITATION OF TRUSTEES' LIABILITY..........................................S-26
PROXY VOTING...............................................................S-26
CODE OF ETHICS.............................................................S-26
FINANCIAL STATEMENTS.......................................................S-26
APPENDIX A - RATINGS........................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES...........................B-1

THE TRUST

GENERAL. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust (the "Declaration of Trust") dated June 2, 2006, as the same may be amended from time to time. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares"). Each Fund is a newly established fund of the Trust. The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays, without limitation, its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. This SAI relates only to the Funds and not to any other funds of the Trust.


VOTING RIGHTS. Each share held entitles the shareholder of record to one vote. Each Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds' respective investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

ARK MIDCAP VALUE FUND. The Fund seeks long term growth of capital. This goal is fundamental, and may not be changed by the Board of Trustees without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended ("1940 Act").

As its principal investment strategy, the Fund invests primarily in securities of mid capitalization companies as described in the prospectus. Consistent with Rule 35d-1 under 1940 Act regarding the use of certain mutual fund names ("Rule 35d-1"), the Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in securities of mid capitalization companies. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund's objectives.

ARK CONCENTRATED GROWTH FUND. The Fund seeks long term growth of capital. This goal is fundamental, and may not be changed by the Board of Trustees without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in securities of large capitalization companies as described in the prospectus.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund's objectives.

ARK LARGE CAP GROWTH FUND. The Fund seeks long term growth of capital. This goal is fundamental, and may not be changed by the Board of Trustees without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in securities of large capitalization companies as described in the prospectus. Consistent with Rule 35d-1, the Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in securities of large companies. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund's objectives.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the "SEC") regulations as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. Each Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with that Fund's investment objective and permitted by the Fund's stated investment policies. Unless otherwise noted, the following investments are non-principal investments of the Funds.

AMERICAN DEPOSITARY RECEIPTS (ADRS). ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. As part of their principal investment strategies, the Funds invest in equity securities, primarily in the form of common stocks. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. To the extent consistent with their principal investment strategies, the Funds may invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

MONEY MARKET SECURITIES. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in money market instruments (the types of which are discussed below) that would not ordinarily be consistent with the Fund's objectives. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury;
(ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser or Sub-Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.

o U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury Obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing

     Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

     o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

     o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

     o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

o COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

o OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

     o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

     o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser or Sub-Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. A Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank, a segregated account consisting of cash or liquid securities (i) equal to the contracts' full notional value (in the case of contracts that are not required to "cash settle") or (ii) in amounts (marked-to-market on a daily basis) that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

Each Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. Each Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's or Sub-Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds' exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations." A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, each Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

Each Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of a Fund's securities or by a decrease in the cost of acquisition of securities by a Fund.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

Each Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Each Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

Each Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, each Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser and/or Sub-Adviser determines the liquidity of each Fund's investments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). Each Fund will not invest more than 15% of its net assets in illiquid securities.


RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. As consistent with each Fund's investment objectives, each Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

LENDING OF PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of each Fund (including the loan collateral). Each Fund will not lend portfolio securities to the Adviser, Sub-Adviser or their respective affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

Each Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, each Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which the Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objectives, each Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

BORROWING. The Funds may borrow money from a bank equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

INITIAL PUBLIC OFFERINGS ("IPOS"). Due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, a Fund's Adviser or Sub-Adviser will often purchase IPO shares that would qualify as a permissible investment for a Fund but will, instead, decide to allocate those IPO purchases to other funds it advises. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. As the Funds 'assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. This may increase the turnover of a Fund's portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling shares of an IPO, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds that cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

Each Fund may not:

1. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. With respect to the restriction under number 6 above, the Funds may borrow money from banks as permitted under the 1940 Act.

NON FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees without shareholder approval.

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing; provided that, such pledging, mortgaging or hypothecation does not exceed 5% of a Fund's total assets.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts;
(iii) make short sales "against the box"; and (iv) make short sales in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.

6. Enter into futures contracts and options on futures contracts except as permitted by the prospectus and in this SAI.

In addition, each Fund will invest no more than 5% of its net assets in short sales, unregistered securities, futures contracts, options and investment company securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.


THE ADVISER

GENERAL. BHR Fund Advisors, LP (the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 2006 and offers investment management services for investment companies. The Adviser is controlled by Northern Lights Ventures, LLC ("Northern Lights"). Northern Lights provides consulting and capital to the investment management industry.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Funds and continuously reviews, supervises and administers the respective investment programs of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to each Fund, by a majority of the outstanding shares of the Fund, on not less than 60-days' written notice. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.79%, 0.65% and 0.59% of the average daily net assets of the Midcap Value Fund, Concentrated Growth Fund and Large Cap Growth Fund, respectively.

THE SUB-ADVISER
Ark Asset Management Co., Inc. serves as Sub-Adviser to the Ark Midcap Value, Ark Concentrated Growth, and Ark Large Cap Growth Funds. The Sub-Adviser is controlled by Henry Reynolds Breck, Coleman Morton Brandt and Stephen Jay Mermelstein. The Sub-Adviser makes the investment decisions for the Fund and continuously reviews, supervises and administers a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. For it's respective services, the Sub-Adviser receives a fee from the Adviser, which is calculated daily and paid monthly. The Sub-Advisory Agreement provides that the sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of August 31, 2006:

Ark Midcap Value Fund

---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
William Charcalis;
Coleman Brandt;
M. Doyle Lyons                                                                        NUMBER OF ACCOUNTS      TOTAL ASSETS
                                                    NUMBER OF                            MANAGED WITH         MANAGED WITH
                                                     ACCOUNTS        TOTAL ASSETS      PERFORMANCE-BASED    PERFORMANCE-BASED
                           TYPE OF ACCOUNTS          MANAGED           MANAGED           ADVISORY FEES        ADVISORY FEES
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
                       Registered Investment            0                 $0                   0                   $0
                       Companies
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
                       Other Pooled Investment          0                 $0                   0                   $0
                       Vehicles
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
                       Other Accounts                   40           $892 million              0                    0

---------------------- -------------------------- --------------- ------------------- -------------------- --------------------

Ark Concentrated Growth Fund

---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
Joel Kurth;
Nancy Petetz                                                                          NUMBER OF ACCOUNTS      TOTAL ASSETS
                                                    NUMBER OF                            MANAGED WITH         MANAGED WITH
                                                     ACCOUNTS        TOTAL ASSETS      PERFORMANCE-BASED    PERFORMANCE-BASED
                           TYPE OF ACCOUNTS          MANAGED           MANAGED           ADVISORY FEES        ADVISORY FEES
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
                       Registered Investment            8            $2.5 billion              0                   $0
                       Companies
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
                       Other Pooled Investment          14           $1.6 billion              0                   $0
                       Vehicles
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
                       Other Accounts                   89            $5 billion               1               $74 million

---------------------- -------------------------- --------------- ------------------- -------------------- --------------------

Ark Large Cap Growth Fund

---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
Joel Kurth;
Nancy Petetz                                                                          NUMBER OF ACCOUNTS      TOTAL ASSETS
                                                    NUMBER OF                            MANAGED WITH         MANAGED WITH
                                                     ACCOUNTS        TOTAL ASSETS      PERFORMANCE-BASED    PERFORMANCE-BASED
                           TYPE OF ACCOUNTS          MANAGED           MANAGED           ADVISORY FEES        ADVISORY FEES
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------

---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
                       Registered Investment            8            $2.5 billion              0                   $0
                       Companies
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
                       Other Pooled Investment          14           $1.6 billion              0                   $0
                       Vehicles
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
                       Other Accounts                   89            $5 billion               1               $74 million

---------------------- -------------------------- --------------- ------------------- -------------------- --------------------

As of ___________, the Funds had not commenced operations. Therefore, the portfolio managers did not beneficially own any securities of the Funds as of such date.

Ark's management determines levels of each portfolio manager's compensation. Compensation is comprised of a fixed annual salary and annual incentive bonus. There is no particular structure or formula used by Ark to determine its portfolio managers' compensation. Each portfolio manager's compensation is based upon several factors, including the relative pre-tax performance achieved versus the portfolio manager's group's benchmark, the firm's profitability, the portfolio manager's group's profitability and the portfolio manager's: (1) contribution of investment ideas to the investment process, (2) skill as a professional, and (3) effective interface with clients and other professionals within the firm. The benchmarks for performance based bonuses are the same benchmarks against which the Funds measure performance.


THE ADMINISTRATOR

GENERAL. PFPC, Inc. (the "Administrator"), a Massachusetts corporation has its principal business offices at 301 Bellevue Parkway, Wilmington, DE 19809.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Funds under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 30 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee with respect to each Fund, which is detailed below in the following schedule: 0.0725% of each Fund's first $250 million of average net assets; 0.0525% of each Fund's next $250 million of average net assets; and 0.03% of each Fund's average net assets in excess of $500 million. The foregoing fee is subject to a minimum monthly fee of $7,083 for each Fund. The Trust also pays additional fees to the Administrator for compliance and related functions.




THE DISTRIBUTOR

GENERAL. PFPC Distributors, Inc. (the "Distributor"), and the Trust are parties to a distribution agreement dated ___________ ("Distribution Agreement"). The principal business address of the Distributor is 301 Bellevue Parkway, Wilmington, Delaware 19809.

After its initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to each Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


THE TRANSFER AGENT

PFPC, Inc. serves as the Funds' transfer agent.


THE CUSTODIAN

PFPC Trust Company acts as custodian (the "Custodian") of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.


INDEPENDENT PUBLIC ACCOUNTING FIRM

Briggs Bunting & Dougherty, LLP serves as independent public accounting firm for the Funds.


LEGAL COUNSEL

Drinker Biddle & Reath LLP serves as legal counsel to the Trust.


TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Funds are supervised by the Trustees. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is c/o BHR Fund Advisors, LP, 1160 Swedesford Road, Suite 140, Berwyn, PA 19312.

TRUSTEES:

                                                TERM OF
                                              OFFICE AND                   PRINCIPAL                              OTHER
                               POSITION(S)     LENGTH OF                 OCCUPATION(S)                        DIRECTORSHIPS
                                HELD WITH        TIME                    DURING PAST 5                           HELD BY
   NAME AND DATE OF BIRTH       THE FUNDS       SERVED                       YEARS                               TRUSTEE
----------------------------   ----------    -----------                 -------------                        -------------

INTERESTED TRUSTEE:*          Chairman and    4 months       Constellation Investment Management Company;
Amy Duling                    Trustee                        Executive VP of Marketing & Product Mgt.
                                                             (2004-2006)
July 5, 1967
                                                             Turner Investment Partners; National Account
                                                             Director (1999-2004)


INDEPENDENT TRUSTEES

Gary Shugrue                  Trustee                        ACP; President and Chief Investment
March 11, 1954                                               Officer(2001-2006)



Dr. James Patton              Trustee                        Comprehensive Oncology Care, LLC                   Advaxis, Inc.
October 7, 1957                                              President
                                                             Millennium Oncology Management, Inc.,
                                                             Vice President
                                                             Liberty View Equity Partners, SBIC, LP;
                                                             Principal(1999-2004)

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee which is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Shugrue and Patton currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of Gary Shugrue, James Patton and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which the Fund believes are unreliable. The Fair Value Pricing Committee's determinations are reviewed by the full Board. The Fair Value Pricing Committee meets periodically, as necessary.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Shugrue and Patton currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of each Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The Trust is a newly formed entity. As of the date of this SAI, no shares of the Trust had been offered to the public. Therefore, no Trustee owned Fund shares as of such date.

BOARD COMPENSATION. The Trust is a newly formed entity. As of the date of this SAI, no Board members had received any compensation as Board members of the Trust.

TRUST OFFICERS. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is c/o BHR Fund Advisors, LP, 1160 Swedesford Road, Suite 140, Berwyn, PA 19312. None of the officers receive compensation from the Trust for their services.

OFFICERS:

                                               TERM OF
                                              OFFICE AND                PRINCIPAL
                               POSITION(S)     LENGTH OF               OCCUPATION(S)
                                HELD WITH        TIME                  DURING PAST 5
   NAME AND DATE OF BIRTH       THE FUNDS       SERVED                     YEARS
---------------------------   ------------   ------------     ---------------------------


Peter Moran                   President                      Constellation Investment Management
February 2, 1961                                             Company; President (2005-2006)

                                                             Turner Investment Partners; Director of
                                                             Intermediary & Mutual Fund Distribution
                                                             (1997-2005)


John Leven                    Treasurer                      Constellation Investment Management Company;
January 2, 1957                                              Chief Financial Officer (2004-2006)

                                                             SEI Investments; Account Director (2001-2004),
                                                             Director of Fund Accounting(1999-2001)
Brian Ferko                   Chief                          Ardmore Partners; Chief Compliance
May 6, 1971                   Compliance                     Officer(2005-2006)
                              Officer
                                                             Turner Investment Partners; Director of Mutual
                                                             Fund Administration & Compliance (1997-2004)
John Canning                  Secretary                      Constellation Investment Management Company;
November 15, 1970                                            Vice President Mutual Fund Administration
                                   (2004-2006)

                                                             Turner Investment Partners; AssistantDirector
                                                             of Mutual Fund Administration (2000-2004)


PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Funds up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of each Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

The Funds participate in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket. In connection with these supermarket arrangements, each Fund has authorized one or more brokers or other organizations to accept on its behalf purchase and redemption orders. In turn, the brokers or other organizations are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. As such, a Fund will be deemed to have received a purchase or redemption order when an authorized broker other organization or, if applicable, its authorized designee, accepts the order. The customer order will be priced at the Fund's net asset value next computed after acceptance by an authorized broker or other organization or either's authorized designee. In addition, a broker or other organization may charge transaction fees on the purchase and/or sale of Fund shares.


DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.


TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code (the "Code") and the laws and regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL - GENERAL INFORMATION. Each Fund intends to qualify in each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership (the "Income Requirement"). Also, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities (including equity securities of a qualified publicly traded partnership) of such issuer), and no more than 25% of the value of each Fund's total assets may be invested (1) in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) in the securities of two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses or (3) in the securities of one or more qualified publicly traded partnerships. Each Fund intends to comply with these requirements.

If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the shareholders would recognize dividend income on distributions to the extent of such Fund's current and accumulated earnings and profits and corporate shareholders may be eligible for the dividends received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

STATE AND LOCAL TAXES. Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS. The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser and Sub-Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser and Sub-Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser and Sub-Adviser believe that the ability of the Funds to participate in higher volume transactions will generally be beneficial to the Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser and Sub-Adviser may select a broker based upon brokerage or research services provided to the Adviser or Sub-Adviser. The Adviser and Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), permits the Adviser and Sub-Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser or Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser or Sub-Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser or Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser or Sub-Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser or Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser or Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser and Sub-Adviser faces a potential conflict of interest, but the Adviser and Sub-Adviser each believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

BROKERAGE WITH FUND AFFILIATES. Each Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which each Fund may hold at the close of its most recent fiscal year. The Funds are new and, therefore, have not completed a fiscal year.


PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person(s) reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV.

These reports are also available, free of charge, on the Funds' website at WWW.BHRFUNDS.COM.

The website provides information about the Funds' complete portfolio holdings, updated as of the most recent calendar month. This information is provided with a lag of at least 15 days. The information on the Funds' website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor's and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Funds' portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds' policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

In addition, the Funds' custodian and transfer agent - PFPC Trust Company and Administrator - PFPC, Inc., may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. The Funds' independent public accounting firm - Briggs Bunting & Dougherty, LLP, counsel - Drinker Biddle & Reath LLP, financial printer - Printerlink, proxy voting service provider - ISS and pricing information vendors - Interactive Data Corporation and Bloomberg may receive portfolio holdings information, as necessary, in connection with their services to the Funds."

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds' shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Delaware statutory trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.


LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Sub-Adviser. The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX. Information regarding how the Trust voted proxies relating to portfolio securities held by the Funds during the 12-month period ended June 30, 2005, which was filed with the SEC on Form N-PX, is available without charge, upon request, by calling 1-888-572-0968 or by writing to the Funds at The BHR Institutional Funds, c/o PFPC Inc., P.O. Box 9679, Providence, RI 02940-9679. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Sub-Adviser have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

FINANCIAL STATEMENTS

Briggs, Bunting & Dougherty, LLP, with offices at Two Penn Center Plaza, Suite 8210, Philadelphia, PA 19102, will serve as the Trust's independent auditors for its first fiscal year. Audited statements of assets and liabilities and related statements of operations of the Ark MidCap Value Fund and Ark Concentrated Growth Fund with notes thereto for the Fund as of October 26, 2006, and the report of Briggs, Bunting & Dougherty, LLP with respect thereto are set forth below.


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES OF BHR INSTITUTIONAL FUNDS
AND THE SHAREHOLDERS OF THE ARK MIDCAP VALUE FUND AND ARK CONCENTRATED GROWTH
FUND

BERWYN, PENNSYLVANIA


We have audited the accompanying statements of assets and liabilities and the related statements of operations of the Ark MidCap Value Fund and Ark Concentrated Growth Fund ("the Funds"), each a separate series of the BHR Institutional Funds, as of October 26, 2006. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audit.


We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial positions and operations of the Ark MidCap Value Fund and Ark Concentrated Growth Fund ("the Funds"), each a separate series of the BHR Institutional Funds, as of October 26, 2006, in conformity with accounting principles generally accepted in the United States of America.




                                           /s/ BRIGGS, BUNTING & DOUGHERTY, LLP
                                           ------------------------------------
                                           BRIGGS, BUNTING & DOUGHERTY, LLP


PHILADELPHIA, PENNSYLVANIA
OCTOBER 26, 2006

                        BHR Institutional Funds
                 Statements of Assets and Liabilities
                           October 26, 2006




                                                                              Ark                      Ark
                                                                          Midcap Value          Concentrated Growth
---------------------------------------------------------------------------------------------------------------------
         Assets:
             Cash                                                           $ 50,000                  $ 50,000
             Deferred Offering Costs (see Note 2)                           $ 22,209                  $ 22,209
                                                                            --------                  --------
         Total Assets                                                       $ 72,209                  $ 72,209
                                                                            --------                  --------
         Liabilities:
             Payable for Offerring Costs (see Note 2)                       $ 22,209                  $ 22,209
                                                                            --------                  --------
         Total Liabilities                                                  $ 22,209                  $ 22,209
                                                                            --------                  --------
         Net Assets Consist of:
             Shares of beneficial interest, paid-in-capital (see Note 4)    $ 50,000                  $ 50,000
                                                                            --------                  --------
         Total Net Assets                                                   $ 50,000                  $ 50,000
                                                                            --------                  --------
                                                                            --------                  --------
         Net Asset Value per share ($50,000/5,000 shares outstanding)       $  10.00                  $  10.00
                                                                            --------                  --------
                                                                            --------                  --------



              See accompanying notes to the statement of assets and liabilities.

                        BHR Institutional Funds
                       Statements of Operations
                 For the Period Ended October 26, 2006


                                                                             Ark                        Ark
                                                                          Midcap Value          Concentrated Growth
-----------------------------------------------------------------------------------------------------------------------
         Investment Income:                                                 $       -                 $       -
         Expenses:
             Organizational Costs (Note 2)                                  $  27,896                 $  27,896
                                                                            ---------                 ---------
         Total Expenses                                                     $  27,896                 $  27,896
                                                                            ---------                 ----------

         Reimbursement of Expenses by Advisor                               $ (27,896)                $ (27,896)
                                                                            ---------                 ---------
         Net Expenses                                                       $       -                 $       -
                                                                            ---------                 ---------

         Net Investment Income                                              $       -                 $       -
                                                                            =========                 =========



             See accompanying notes to the statement of operations

                             BHR Institutional Funds
                        Notes to the Financial Statements
                                October 26, 2006




Note 1 - Organization

       The Ark Midcap Value Fund, Ark Concentrated Growth Fund and the Ark Large Cap Growth Fund (each, a "Fund" and collectively, the "Funds") are separate series of the BHR Institutional Funds (the "Trust"), a registered investment management company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust (the "Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares"). Each Fund is a separate mutual fund, and each share of each Fund represents an equal proportionate interest in that Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that Fund and are subject to liabilities related thereto.

       Each Fund has its own investment goal and strategies. Each Fund invests, under normal circumstances, at least 80% of the value of its assets in certain types of investment suggested by its name (the "80% Policy"). A Fund must comply with its 80% Policy at the time the Fund invests its assets.

       The Financial Statements are presented for the Ark Midcap Value Fund and Ark Concentrated Growth Funds. The Ark Large Cap Growth Fund is not offered at this time.


Note 2 - Significant Accounting Policies

       The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

       Organizational Expenses and Offering Costs: Organizational expenses relating to the Funds have been incurred. Upon commencement of operations, the offering costs will be borne by the Funds and their shareholders. These organizational costs include legal fees of $80,641, board meeting materials of $889, audit fees of $2,000 and cusip application fees of $158. The aggregate organizational costs of $83,688 have been equally allocated to the three Funds in the Trust. Offering costs of $22,209, $22,209, and $2,000 for state registration filing fees have been allocated to Ark Midcap Value, Ark Concentrated Growth, and Ark Large Cap Growth Funds, respectively, for the aggregate cost of $46,417. These fees are recorded as a deferred charge and will be amortized to expense over twelve months on a straight-line basis.

       Federal Taxes: The Funds intend to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to Federal income or excise tax.


Note 3 - Investment Adviser and Other Transactions with Affiliates

       The Funds have entered into an investment management agreement with BHR Fund Advisors, LP ("BHR") (the "Advisory Agreement"). BHR has entered into an investment sub-advisory agreement with Ark Asset Management Company (the "Sub-Advisory Agreement"), pursuant to which Ark serves as sub-advisor to the Funds. In accordance with the terms of the Investment Management Agreement and Sub-Advisory Agreement, BHR and Ark provide a continuous investment program for each Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

       The Adviser has contractually agreed for a period of three years from the date of this prospectus to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses for the Institutional Shares of the Ark Midcap Value Fund, Ark Concentrated Growth Fund and Ark Large Cap Growth Fund from exceeding 0.99%, 0.85% and 0.79% of average daily net assets, respectively. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 0.99%, 0.85% and 0.79% for the Institutional Shares of the Ark Midcap Value Fund, Ark Concentrated Growth Fund and Ark Large Cap Growth Fund, to recapture any of its prior waivers or reimbursements.


Note 4 - Fund Shares

       Each Fund is authorized to issue an unlimited number of common shares of beneficial interest. On October 25, 2006, 5,000 shares of each the Ark Midcap Value Fund and the Ark Concentrated Growth Fund were issued for cash, at $10.00 per share to BHR Fund Advisors, LP, the investment Advisor to the Funds. The Funds have had no operations except for the initial issuance of shares.

                               APPENDIX A -RATINGS

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the highest rating category.

         "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinction within the "B" category.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

         Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

         "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

         "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


         Fitch Ratings, Inc. ("Fitch") short-term ratings scale applies to foreign currency and local currency. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

         "NR" - This designation indicates that Fitch does not rate the issuer or issue in question.

         "Withdrawn" - A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch deems sufficient.



         The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

         "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

         "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits by only a small degree. Given the extremely tough definition DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

         "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

         "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

         "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

         "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be of only adequate credit quality, one step up from being speculative. While not yet defined as speculative, the "R-2 (low)" category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

         "R-3 (high)," "R-3 (middle)," "R-3 (low)" - Short-term debt rated "R-3" is speculative, and within the three sub-set grades, the capacity for timely repayment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.


LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments or the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable in the near term to nonpayment than other lower-rated issues. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments on the obligation.

         In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

         "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         "N.R." - Not rated.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

         "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

         "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

         "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

         "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

         "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

         "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

         "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

         "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

         Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


         The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         "RD" - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

         Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

         "NR" indicates that Fitch does not rate the issuer or issue in question.

         The following summarizes the ratings used by DBRS for long-term debt:

         "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

         "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

         "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

         "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

         "BB" - Long-term debt rated "BB" is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

         "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

         "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often has characteristics which, if not remedied, may lead to default. In practice, there is little difference between these categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

         ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

MUNICIPAL NOTE RATINGS

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         o Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

         o Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

         Note rating symbols are as follows:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

          "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

         In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

         When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

         VMIG rating expirations are a function of each issue's specific structural or credit features.

         "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.


         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including rating on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                         ARK ASSET MANAGEMENT CO., INC.
                       PROXY VOTING POLICY AND PROCEDURES

LAW

The Firm, as a fiduciary of its clients (including private funds) must act to maximize the value of the accounts it manages. Under its fiduciary duties of care and loyalty, the Firm must monitor corporate actions and act reasonably to vote proxies in the best interests of its clients.

Rule 206(4)-6 under the Advisers Act requires that an adviser that exercises voting authority over client securities;

         (i) adopt and implement written proxy voting procedures reasonably designed to ensure that its voting is in the best interests of clients,
         (ii) address in such policies and procedures how the adviser will manage any conflicts of interest that might otherwise affect its proxy voting decisions,
         (iii)    provide a summary of such procedures to clients and
         (iv) offer to provide the full procedures upon request and inform clients how they can obtain information about how their securities were voted.

POLICY

The Firm exercises proxy voting authority on behalf of Clients. It is the Firm's policy generally to vote against any management proposals that the Firm believes could prevent companies from realizing their maximum market value, or would insulate companies and/or management, from accountability to shareholders or prudent regulatory compliance.

BUSINESS OPERATIONS. The Firm generally will vote in favor of proposals that are a standard and necessary aspect of business operations and that the Firm believes will not typically have a significant effect on the value of the investment. Factors considered in reviewing these proposals include the financial performance of the company, attendance and independence of board members and committees, and enforcement of strict accounting practices. Such proposals include:

          o    Name changes
          o    Election of directors
          o    Ratification of auditors
          o Maintaining current levels of directors' indemnification and liability
          o Increase in authorized shares (common stock only) if there is no intention to significantly dilute shareholders' proportionate interest
          o    Employee stock purchase or ownership plans

CHANGE IN STATUS. Proposals that change the status of the corporation, its individual securities, or the ownership status of the securities will be reviewed on a case-by-case basis. Changes in status include proposals regarding:

          o    Mergers, acquisitions, restructurings
          o    Reincorporations
          o    Changes in capitalization

SHAREHOLDER DEMOCRACY. The Firm generally will vote against any proposal that attempts to limit shareholder democracy in a way that could restrict the ability of the shareholders to realize the value of their investment. This would include proposals endorsing or facilitating:

          o    Increased indemnification protections for directors or officers
          o    Certain supermajority requirements o Unequal voting rights
          o    Classified boards o Cumulative voting
          o Authorization of new securities if the intention appears to be to unduly dilute the shareholders' proportionate interest
          o Changing the state of incorporation if the intention appears to disfavor the economic interest of the shareholders

The Firm generally supports proposals that maintain or expand shareholder democracy such as:

          o    Annual elections
          o    Independent directors
          o    Confidential voting
          o    Proposals that require shareholder approval for:
          o    Adoption or retention of "poison pills" or golden parachutes
          o    Elimination of cumulative voting or preemptive rights
          o    Reclassification of company boards

The Firm believes reasonable compensation is appropriate for directors, executives and Employees. Compensation should be used as an incentive and to align the interests of the involved parties with the long-term financial success of the company. It should not be excessive or utilized in a way that compromises independence or creates a conflict of interest. Among the factors the Firm considers when reviewing a compensation proposal is whether it potentially dilutes the value of outstanding shares, whether a plan has broad-based participation and whether a plan allows for the re-pricing of options. Each proposal is reviewed individually.

A record of all proxy decisions and the rationale for voting will be retained and available for inspection by Clients at any time in accordance with the procedures listed below. CONFLICTS OF INTEREST. The Firm must act as a fiduciary when voting proxies on behalf of its Clients. In that regard, the Firm will seek to avoid possible conflicts of interest in connection with proxy voting.

ERISA CONSIDERATIONS. ERISA prohibits fiduciaries from acting on behalf of a plan in situations in which the fiduciary is subject to a conflict of interest. Thus, if the Firm determines that it has a conflict of interest with respect to the voting of proxies, the Firm must either seek the Client's informed direction or retain an independent person to direct the Firm how to vote the proxy in the best interests of the ERISA account.

CLASS ACTIONS. It is Firm policy not to make any decisions as to whether to participate or opt out of a class action involving securities in which Clients are invested. Any class action materials received by the Firm are returned to the custodian of the Client's assets for delivery to the Client.

PROCEDURES

RECEIPT OF PROXY MATERIALS. The Firm receives proxy materials primarily from Client custodians via e-mail and through the mail with respect to any securities held in Client accounts. Upon receipt of such materials, the Proxy Administrator checks Client contracts to confirm that proxy voting authority has been assigned by the Clients that hold the securities. The Proxy Administrator then checks the Firm's records to determine that proxies have been received for all accounts holding the security and whether the Firm still has a position in the security. If the Firm has sold its position between the record date and the meeting date for a particular security, the Firm refrains from voting the securities. If the proxies are to be voted, the Proxy Administrator establishes a file and obtains a proxy analysis report from Institutional Shareholder Services, Inc. ("ISS"), a proxy advisory service. In cases where a Client has contracted with a third party to vote proxies, the Proxy Administrator forwards the proxy to that party.

VOTING DECISIONS. For each vote, the Proxy Administrator discusses the issues or initiatives with the portfolio manager responsible for the security. The Firm generally votes in accordance with the recommendations of ISS, unless such recommendations violate Firm policy. Once a determination has been made regarding how the Firm will vote, the Proxy Administrator casts the Firm's vote electronically.

RECUSAL FROM VOTING. Any Employee who has a direct or indirect pecuniary interest in any issue presented for voting, or any relationship with the issuer, must so inform the Chief Compliance Officer and recuse him or herself from decisions on how proxies with respect to that issuer are voted.

CONFLICTS OF INTEREST. The Chief Compliance Officer will review all potential conflicts of interests and determine whether such potential conflict is material. Where the Chief Compliance Officer determines there is a potential for a material conflict of interest regarding a proxy, the Chief Compliance Officer will consult with the portfolio manager and a determination will be made as to whether one or more of the following steps will be taken: (i) inform Clients of the material conflict and the Firm's voting decision; (ii) discuss the proxy vote with Clients; (iii) fully disclose the material facts regarding the conflict and seek the Clients' consent to vote the proxy as intended; and/or
(iv) seek the recommendations of an independent third party. The Chief

Compliance Officer will document the steps taken to evidence that the proxy vote was in the best interest of Clients and not the product of any material conflict. Such documentation will be maintained in accordance with required recordkeeping procedures.

DISCLOSURE OF POLICIES AND PROCEDURES. The Chief Compliance Officer will provide a summary of these policies and procedures in its Form ADV, Part II to be furnished to Clients. The Chief Compliance Officer will further provide a copy of these policies and procedures to any Client upon request and will inform Clients how they can obtain further proxy voting information about their own proxies.

RECORD OF VOTES CAST. The Proxy Administrator maintains a spreadsheet showing each security with respect to which votes were cast, the number of shares voted and how they were voted on each issue. The spreadsheet is maintained and updated to show such information for each proxy received throughout the year.

CLIENT REQUESTS FOR VOTES. If a Client requests that their proxies be voted in a specific way on a specific issue, the portfolio manager or a member of the portfolio management team will advise the Client that it cannot accommodate the request.

CLIENT REQUESTS FOR VOTING RECORD. Clients may request information concerning how proxies were voted on Client securities. The portfolio manager or a member of the portfolio management team will notify the Chief Compliance Officer if he or she receives such request and will respond to such requests showing how Client securities were voted on particular issues.

RECORDS TO BE MAINTAINED. The Proxy Administrator will maintain the following records with respect to proxies: (i) proxy statements received regarding Client securities; (ii) records of votes cast on behalf of a Client, including each security to which votes were cast, the number of shares voted and how they were voted on each issue; (iii) written records of requests by Clients for proxy voting information; (iv) written responses to any written or oral requests, and
(v) any documents prepared or used by the Firm, including any ISS reports, that were material to how a proxy was voted or that memorialized the basis for the voting decision. In maintaining item (ii) above, the Firm may rely on the records of any third party, such as a proxy voting service; provided, however, that the Firm will not rely on such a third party without the express agreement of such party to provide a copy of the documents upon request.

                                     PART C

Item 23. EXHIBITS.



         (a)(1)   Certificate of Trust of BHR Institutional Funds (the "Trust")*

         (a)(2)   Agreement and Declaration of Trust*

         (b)      By-laws*

         (c) Articles II, VI, VII and VIII of Agreement and Declaration of Trust which is incorporated by reference to Item 23(a)(2) hereof


         (d)(1) Form of Investment Management Agreement between the Trust and BHR Fund Advisors, LP**


         (d)(2)   Form of Expense Limitation Agreement**

         (d)(3) Form of Subadvisory Agreement between BHR Fund Advisors, LP and Ark Asset Management Co., Inc. with respect to the Ark Midcap Value Fund, Ark Concentrated Growth Fund and Ark Large Cap Growth Fund**


         (e)      Form of Underwriting Agreement **


         (f)      None


         (g)      Form of Custodian Agreement**

         (h)(1)   Form of Transfer Agency Agreement**

         (h)(2)   Form of Administration Agreement**


         (i)      Opinion and consent of Drinker Biddle & Reath LLP**

         (j)(1)   Consent of Drinker Biddle & Reath LLP**

         (j)(2)   Consent of auditors**

         (k)      None


         (l)      Form of Share Purchase Agreements**


         (m)      None

         (n)      None

         (p)(1)   Code of Ethics for the Trust**

         (p)(2)   Code of Ethics for BHR Fund Advisors, LP**

         (p)(3)   Code of Ethics for Ark Asset Management Co., Inc.**


         (q)      Power of attorney for Amy Duling, Gary Shugrue and James
                  Patton**


         * Incorporated by reference to the Registrant's initial registration statement on Form N-1A, filed with the Commission on June 27, 2006 (accession number 0001135428-06-000238).


         **  Filed herewith.


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.

         Not applicable.

Item 25. INDEMNIFICATION.

Section 3817 of Title 12 of the Delaware Code authorizes a business trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, that are set forth in the business trust's governing instrument.

Section 8.2 of Registrant's Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a), provides for the indemnification of Registrant's trustees and officers.

In no event will Registrant indemnify any of its trustees or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         (a) BHR Fund Advisors, LP ("BHR")

             The only employment of a substantial nature of each of BHR's directors and officers is with BHR.

         (b) Ark Asset Management Co., Inc.

             The only employment of a substantial nature of each of Ark's directors and officers is with Ark.

Item 27. PRINCIPAL UNDERWRITER.


         (a) PFPC Distributors, Inc. ("the Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of July 1, 2006, the Distributor acted as principal underwriter for the following investment companies:


                           AFBA 5 Star Funds, Inc.
                           Atlantic Whitehall Funds Trust
                           CRM Mutual Fund Trust
                           E.I.I. International Property Fund
                           E.I.I. Realty Securities
                           GuideStone Funds
                           Highland Floating Rate Fund
                           Highland Floating Rate Advantage Fund
                           Kalmar Pooled Investment Trust
                           Matthews Asian Funds
                           Metropolitan West Funds

                           New Alternatives Fund
                           Old Westbury Funds
                           The RBB Fund, Inc.
                           RS Investment Trust
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Van Wagoner Funds
                           Wilshire Mutual Funds, Inc.
                           Wilshire Variable Insurance Trust

             Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

             Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Funds
                           BlackRock Bond Allocation Target Shares
                           BlackRock Liquidity  Funds
                           International Dollar Reserve Fund I, Ltd.

             Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           MGI Funds

             Distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds
                           Northern Institutional Funds

         (b) The Distributor is a Massachusetts corporation located at 301 Bellevue Parkway, Wilmington, DE 19809. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

             The following is a list of the directors and executive officers of the Distributor:

              NAME                          POSITION(S) WITH DISTRIBUTOR

              Brian Burns                   Chairman; Director;
                                            President; Chief Executive Officer
              Michael Denofrio              Director
              Nicholas Marsini              Director
              Rita G. Adler                 Chief Compliance Officer
              John Munera                   Anti-Money Laundering Officer
              Christine P. Ritch            Chief Legal Officer;
                                            Assistant Secretary; Assistant Clerk

              Bradley A. Stearns            Secretary; Clerk
              Julie Bartos                  Assistant Secretary; Assistant Clerk
              Amy Brennan                   Assistant Secretary; Assistant Clerk
              Craig Stokarski               Treasurer; Chief Financial Officer;
                                            Financial & Operations Principal
              Maria Schaffer                Assistant Treasurer; Controller
              Bruno Di Stefano              Vice President
              Susan K. Moscaritolo          Vice President


Item 28. LOCATION OF ACCOUNTS AND RECORDS.


         (1) PFPC Trust Company, 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as custodian).

         (2) PFPC Distributors, Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as distributor).

         (3) PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrator and accounting agent and Registrant's Agreement and Declaration of Trust, By-laws and minute books).

         (4) PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its function as transfer agent and dividend disbursing agent).

         (5) BHR Fund Advisors, L.P., 1160 Swedesford Road, Suite 140, Berwyn, PA 19312 (records relating to its functions as investment adviser).

         (6) Ark Asset Management Co., Inc. 125 Broad Street, New York, NY 10004 (records relating to its functions as sub-adviser).

Item 29. MANAGEMENT SERVICES.

         There are no management-related service contracts not discussed in Part A or Part B.

Item 30. UNDERTAKINGS.

         Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Berwyn, and Commonwealth of Pennsylvania, on the 30th day of October, 2006.


                                                     BHR INSTITUTIONAL FUNDS

                                                     By:    /s/ PETER MORAN
                                                            -------------------
                                                     Name:  Peter Moran
                                                     Title: President

         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated below on the date indicated.

SIGNATURE                               TITLE                 DATE
---------                               -----                 ----



*  AMY DULING                           Trustee               October 30, 2006
----------------------------
Name:  Amy Duling

*  GARY SHUGRUE                         Trustee               October 30, 2006
----------------------------
Name:  Gary Shugrue

*  JAMES PATTON                         Trustee               October 30, 2006
----------------------------
Name:  James Patton

 /s/ PETER MORAN                        President             October 30, 2006
----------------------------
Name:  Peter Moran

 /s/ JOHN LEVEN                         Treasurer             October 30, 2006
----------------------------
Name:  John Leven

*By:  /s/ MICHAEL P. MALLOY
----------------------------
      Michael P. Malloy
      Attorney-In-Fact (pursuant to Power of Attorney)

                                  EXHIBIT INDEX

(d)(1) Form of Investment Management Agreement between the Trust and BHR Fund Advisors, LP

(d)(2)   Form of Expense Limitation Agreement

(d)(3) Form of Subadvisory Agreement between BHR Fund Advisors, LP and Ark Asset Management Co., Inc. with respect to the Ark Midcap Value Fund, Ark Concentrated Growth Fund and Ark Large Cap Growth Fund

(e)      Form of Underwriting Agreement

(g)      Form of Custodian Agreement

(h)(1)   Form of Transfer Agency Agreement

(h)(2)   Form of Administration Agreement

(i)      Opinion and consent of Drinker Biddle & Reath LLP

(j)(1)   Consent of Drinker Biddle & Reath LLP

(j)(2)   Consent of auditors

(l)      Form of Share Purchase Agreements

(p)(1)   Code of Ethics for the Trust

(p)(2)   Code of Ethics for BHR Fund Advisors, LP

(p)(3)   Code of Ethics for Ark Asset Management Co., Inc.

(q)      Powers of Attorney for Amy Duling, Gary Shugrue and James Patton